The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 74.1%
	AGGREGATE BOND — 0.1%
5,107	Eaton Vance Short Duration Income ETF	$259,717
1,103	JPMorgan International Bond Opportunities ETF	53,330
		313,047
	BROAD MARKET — 9.8%
23,666	State Street SPDR S&P 1500 Value Tilt ETF	5,637,409
38,747	Vanguard U.S. Momentum Factor ETF	9,667,764
63,205	Vanguard U.S. Multifactor ETF	11,185,389
		26,490,562
	CONVERTIBLE — 0.2%
5,597	iShares Convertible Bond ETF	681,379
	CORPORATE — 0.1%
3,548	iShares Investment Grade Systematic Bond ETF	160,050
2,274	State Street SPDR Portfolio High Yield Bond ETF	53,303
1,291	Vanguard Intermediate-Term Corporate Bond ETF	106,701
3,518	WisdomTree Interest Rate Hedged High Yield Bond Fund	79,179
		399,233
	EMERGING MARKETS — 4.2%
28,472	Avantis Emerging Markets Equity ETF	2,747,264
33,204	iShares MSCI Emerging Markets ex China ETF	3,396,769
96,934	KraneShares MSCI Emerging Markets ex China Index ETF	5,085,807
		11,229,840
	ENERGY — 0.3%
17,308	Global X Uranium ETF	756,360
	FIXED INCOME EMERGING MARKET — 0.0%
1,311	iShares J.P. Morgan EM High Yield Bond ETF	53,312
	GLOBAL — 5.0%
32,826	State Street SPDR Global Dow ETF	6,065,956
48,228	Vanguard Total World Stock ETF	7,569,384
		13,635,340
	GOVERNMENT — 0.0%
535	iShares 10-20 Year Treasury Bond ETF	53,687
565	iShares 7-10 Year Treasury Bond ETF	53,432
		107,119
	INDUSTRIALS — 0.6%
3,012	Invesco Aerospace & Defense ETF	532,070
4,538	iShares U.S. Aerospace & Defense ETF	1,100,102
		1,632,172

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 7.7%
21,916	Avantis International Small Cap Value ETF	$2,258,444
134,168	Invesco Dorsey Wright Developed Markets Momentum ETF	7,499,978
62,947	Invesco S&P International Developed Momentum ETF	3,795,074
96,102	iShares MSCI International Value Factor ETF	4,018,986
64,632	Schwab International Small-Cap Equity ETF	3,110,092
		20,682,574
	LARGE-CAP — 20.5%
18,821	Franklin U.S. Core Dividend Tilt Index ETF	1,131,101
42,334	iShares Core S&P U.S. Growth ETF	7,962,602
7,882	iShares Morningstar Value ETF	797,974
29,770	iShares MSCI USA Value Factor ETF	5,948,344
172,156	Schwab Fundamental U.S. Large Co. ETF	5,354,051
11,258	Schwab U.S. Large-Cap Growth ETF	380,971
66,765	State Street SPDR Portfolio S&P 500 Growth ETF	7,944,367
110,898	State Street SPDR S&P 500 ESG ETF	8,087,791
21,157	Vanguard Growth ETF	1,822,464
1,926	Vanguard Large-Cap ETF	662,371
4,873	Vanguard Mega Cap ETF	1,333,399
8,078	Vanguard S&P 500 ETF	5,548,051
13,622	WisdomTree U.S. LargeCap Fund	1,059,655
71,989	WisdomTree U.S. Value Fund	7,322,721
		55,355,862
	MATERIALS — 2.1%
40,072	iShares MSCI Global Gold Miners ETF	2,588,651
101,153	iShares MSCI Global Silver and Metals Miners ETF	3,118,547
		5,707,198
	MID-CAP — 10.1%
167,804	Fidelity Enhanced Small Cap Core ETF	8,103,255
252,699	Invesco Nasdaq Next Gen 100 ETF	11,482,643
69,422	VictoryShares U.S. Small Mid Cap Value Momentum ETF	7,624,618
		27,210,516
	OECD COUNTRIES — 1.4%
93,640	Fidelity Enhanced International ETF	3,757,773
	PRECIOUS METALS — 1.2%
32,145	abrdn Physical Silver Shares ETF*	1,807,192
20,234	iShares Gold Trust*	1,527,869
		3,335,061
	SMALL-CAP — 6.0%
28,054	Vanguard Russell 2000 Growth	8,070,586

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP (Continued)
21,926	Vanguard Small-Cap Growth ETF	$8,018,338
		16,088,924
	TECHNOLOGY — 0.4%
1,496	VanEck Semiconductor ETF	981,211
	THEMATIC — 4.4%
42,232	First Trust U.S. Equity Opportunities ETF	8,707,394
14,232	Global X Artificial Intelligence & Technology ETF	933,761
36,795	Global X U.S. Electrification ETF	1,273,475
16,247	Global X U.S. Infrastructure Development ETF	957,273
		11,871,903
	Total Exchange-Traded Funds
	(Cost $172,774,215)	200,289,386
	MUTUAL FUNDS — 24.8%
	AGGREGATE BOND — 0.1%
5,938	Vanguard Core Bond Fund, Admiral Shares	106,880
	BLEND LARGE CAP — 0.8%
40,205	DFA U.S. Large Co. Portfolio - Class Institutional	2,000,989
	BLEND MID CAP — 3.4%
205,170	Vanguard Strategic Equity Fund - Class Investor	9,283,925
	BLEND SMALL CAP — 2.9%
148,644	Vanguard Strategic Small-Cap Equity Fund - Class Investor	7,895,974
	EMERGING MARKETS BOND — 0.0%
4,244	Vanguard Emerging Markets Bond Fund, Admiral Shares	106,654
	FOREIGN AGGREGATE BOND — 0.1%
14,276	Dodge & Cox Global Bond Fund - Class I	160,038
	FOREIGN BLEND — 6.0%
160,147	Dimensional Global Equity Portfolio - Class Institutional	7,097,695
399,779	Vanguard Global Capital Cycles Fund - Class Investor	9,082,980
		16,180,675
	FOREIGN GROWTH — 4.6%
102,474	New Economy Fund - Class R-6	9,359,980
140,606	Vanguard International Explorer Fund - Class Investor	3,087,710
		12,447,690

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN VALUE — 1.9%
35,644	DFA International Small Cap Value Portfolio - Class Institutional	$1,169,469
127,443	DFA International Value Portfolio - Class Institutional	3,972,414
		5,141,883
	GROWTH BROAD MARKET — 2.0%
70,804	New Perspective Fund - Class R-6	5,361,286
	GROWTH LARGE CAP — 0.1%
3,338	Nuveen Large Cap Growth Index Fund - Class R6	266,555
	HIGH YIELD BOND — 0.0%
10,823	American High-Income Trust - Class F-3	106,283
	VALUE MID CAP — 2.9%
179,958	DFA U.S. Targeted Value Portfolio - Class Institutional	7,820,959
	Total Mutual Funds
	(Cost $58,891,336)	66,879,791
	MONEY MARKET FUNDS — 1.1%
1,067,211	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	1,067,211
1,934,559	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.25%[1]	1,934,559
	Money Market Funds
	(Cost $3,001,770)	3,001,770
	TOTAL INVESTMENTS — 100.0%
	(Cost $234,667,321)	270,170,947
	Liabilities in Excess of Other Assets — (0.0)%	(69,210)
	TOTAL NET ASSETS — 100.0%	$270,101,737

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2026.